25 East Erie Street

Chicago, Illinois 60611

1-800-560-6111

DRIEHAUS MICRO CAP GROWTH FUND *DMCRX

DRIEHAUS SMALL CAP GROWTH FUND

Investor Shares *DVSMX

Institutional Shares *DNSMX

(the “Funds”)

SUPPLEMENT DATED JANUARY 21, 2020

TO THE PROSPECTUS FOR THE FUNDS DATED APRIL 30, 2019 (the “Prospectus”)

Effective January 15, 2020, the following changes have occurred to the portfolio management personnel of the Funds: Jeffrey James is designated lead portfolio manager for the Funds (formerly portfolio manager of the Funds); Michael Buck (formerly assistant portfolio manager of the Funds) serves as portfolio manager of the Funds; and Prakash Vijayan serves as assistant portfolio manager of the Funds.

Accordingly, the following information replaces the existing disclosure under “Portfolio Managers” for Driehaus Micro Cap Growth Fund on page 21 of the Prospectus:

Portfolio Managers
Jeffrey James,	Michael Buck,
Portfolio Manager of DCM	Portfolio Manager of DCM
Lead Portfolio Manager of the Fund	Portfolio Manager of the Fund
since 1/20 (Portfolio Manager of the Fund	since 1/20 (Assistant Portfolio Manager of the Fund
11/13 – 1/20)	from 11/13 – 1/20)

Prakash Vijayan,

Assistant Portfolio Manager of DCM

Assistant Portfolio Manager of the Fund

since 1/20

The following information replaces the existing disclosure under “Portfolio Managers” for Driehaus Small Cap Growth Fund on page 26 of the Prospectus:

Jeffrey James,	Michael Buck,
Portfolio Manager of DCM	Portfolio Manager of DCM
Lead Portfolio Manager of the Fund	Portfolio Manager of the Fund
since 1/20 (Portfolio Manager of the Fund	since 1/20 (Assistant Portfolio Manager of the Fund
8/17 – 1/20)	from 8/17 – 1/20)

Prakash Vijayan,

Assistant Portfolio Manager of DCM

Assistant Portfolio Manager of the Fund

since 1/20

The following information replaces the existing disclosure in the second paragraph under the heading “Performance” in the “Driehaus Micro Cap Growth Fund” section on page 20 of the Prospectus:

The Fund’s performance shown below includes the performance of the Driehaus Micro Cap Fund, L.P. (the “Predecessor Limited Partnership”), one of the Fund’s predecessors, for the periods before the Fund’s registration statement became effective. The Predecessor Limited Partnership, which was established on July 1, 1996, was managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Fund succeeded to the Predecessor Limited Partnership’s assets together with the assets of the Driehaus Institutional Micro Cap Fund, L.P. (together, the “Limited Partnerships”) on November 18, 2013. The investment portfolios of the Limited Partnerships were identical and therefore had similar performance. The Fund is managed by the same investment team that managed the Predecessor Limited Partnership, with Mr. James as the portfolio manager since 1998 and Mr. Buck as the assistant portfolio manager since 2009, and Driehaus Institutional Micro Cap Fund, L.P, since its inception in 2011. The restated performance of the Predecessor Limited Partnership is shown here because it was in operation longer. The Limited Partnerships were not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus were not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Limited Partnerships had been registered under the 1940 Act, their performance may have been adversely affected. Accordingly, future Fund performance may be different than the Predecessor Limited Partnership’s restated past performance. The Predecessor Limited Partnership’s performance has been restated to reflect estimated expenses of the Fund. After-tax performance returns are not included for the Predecessor Limited Partnership. The Limited Partnerships were not regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and therefore did not distribute current or accumulated earnings and profits and were not subject to the diversification and source of income requirements applicable to regulated investment companies.

The following information replaces the existing disclosure under the “Driehaus Micro Cap Growth Fund and Driehaus Small Cap Growth Fund” heading of the “Management of the Funds” section on page 44 and 45 of the Prospectus:

The following individuals are responsible for the day-to-day management of the Funds.

Lead Portfolio Manager. Jeffrey James has been the portfolio manager for the Driehaus Micro Cap Growth Fund and the Driehaus Small Cap Growth Fund since each Fund’s inception and was designated the lead portfolio manager on January 15, 2020. Mr. James is responsible for making investment decisions on behalf of the Funds. Mr. James was the portfolio manager for the Driehaus Micro Cap Fund, L.P. since 1998 and the portfolio manager for the Driehaus Institutional Micro Cap Fund, L.P. since its inception. These are the predecessor limited partnerships to the Driehaus Micro Cap Growth Fund. Mr. James was the portfolio manager for the Driehaus Institutional Small Cap, L.P., Driehaus Small Cap Investors, L.P., Driehaus Institutional Small Cap Recovery Fund, L.P. and Driehaus Small Cap Recovery Fund, L.P. These are the predecessor limited partnerships to the Driehaus Small Cap Growth Fund.

Mr. James received his B.S. in Finance from Indiana University in 1990 and an M.B.A. from DePaul University in 1995. He began his career with Lehman Brothers in 1990. From 1991 through 1997, Mr. James worked at the Federal Reserve Bank of Chicago as an analyst. In 1997, Mr. James joined the Adviser as a sector analyst covering the information technology and energy sectors. In 1998, he assumed portfolio management duties for the Adviser’s Micro Cap Growth Strategy and in 2006 for the Adviser’s Small Cap Growth Strategy.

Portfolio Manager. Michael Buck has been a portfolio manager of the Driehaus Micro Cap Growth Fund and the Driehaus Small Cap Growth Fund since January 15, 2020. Prior to becoming portfolio manager, Mr. Buck served as the assistant portfolio manager of the Driehaus Micro Cap Growth Fund and the Driehaus Small Cap Growth Fund since each Fund’s inception. Mr. Buck has investment decision-making responsibilities for the Funds, subject to Mr. James’s approval. Mr. Buck was the assistant portfolio manager of the Driehaus Micro Cap Fund, L.P. since January 1, 2009 and the Driehaus Institutional Micro Cap Fund, L.P. since its inception. These are the predecessor limited partnerships to the Driehaus Micro Cap Growth Fund. Mr. Buck was the assistant portfolio manager for the Driehaus Institutional Small Cap, L.P., Driehaus Small Cap Investors, L.P., Driehaus Institutional Small Cap Recovery Fund, L.P. and Driehaus Small Cap Recovery Fund, L.P. These are the predecessor limited partnerships to the Driehaus Small Cap Growth Fund.

Mr. Buck received a B.A. in Economics and Cello Performance from Northwestern University in 2000. Mr. Buck began his career in 2001 with Deloitte Consulting. In 2002, he joined the Adviser, where he also serves as a senior research analyst focusing on U.S. micro-cap and small-cap stocks within the consumer discretionary, consumer staples and financials sectors. Mr. Buck is a portfolio manager for the Adviser’s Micro Cap Growth Strategy and for the Adviser’s Small Cap Growth Strategy.

Assistant Portfolio Manager. Prakash Vijayan has been an assistant portfolio manager of the Driehaus Micro Cap Growth Fund and the Driehaus Small Cap Growth Fund since January 15, 2020. Mr. Vijayan has certain responsibilities for investment decision-making, subject to the approval of Mr. Buck or Mr. James.

Mr. Vijayan began his career as an equity research analyst for Beekman Capital Management in 2005 covering the technology, media and telecommunications sectors prior to joining Driehaus Capital Management in 2010. He received his Bachelors of Technology degree in mechanical engineering from Indian Institute of Technology in 2003 and a Masters of Science in mechanical engineering from Arizona State University in 2005. Mr. Vijayan is a CFA charterholder.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

For more information, please call the Driehaus Mutual Funds at 1-800-560-6111.

25 East Erie Street

Chicago, Illinois 60611

1-800-560-6111

DRIEHAUS MICRO CAP GROWTH FUND *DMCRX

DRIEHAUS SMALL CAP GROWTH FUND

Investor Shares *DVSMX

Institutional Shares *DNSMX

(the “Funds”)

SUPPLEMENT DATED JANUARY 21, 2020

TO THE STATEMENT OF ADDITIONAL INFORMATION FOR THE FUNDS DATED APRIL 30, 2019 (the “SAI”)

Under the subheading “Description of Compensation” on page 37 of the SAI it is noted that Mr. Vijayan also receives a bonus based on a percentage of his salary, which has both subjective and objective components.

The information contained in the table on page 38 of the SAI under the subheading “Other Accounts” is supplemented to add the below information about a new portfolio manager. This information is as of October 31, 2019:

Name of Portfolio Manager	Type of Accounts	Total # of Accounts Managed	Total Assets (000,000s omitted)	# of Accounts Managed that Advisory Fee Based on Performance	Total Assets that Advisory Fee Based on Performance (000,000s omitted)

9. Prakash Vijayan	Registered Investment Companies:	2	$391.3	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	38	$1,187.8	1	$52.1

The tables under the heading “Securities Ownership” on pages 39 and 40 of the SAI are supplemented to add the below information about a new portfolio manager. This information is as of October 31, 2019:

Dollar ($) Value of Fund Shares
Beneficially Owned

Driehaus Micro Cap Growth Fund
Prakash Vijayan	$10,001-$50,000

Driehaus Small Cap Growth Fund
Prakash Vijayan	$100,001 - $500,000

Dollar ($) Value of Fund Shares
Earning a Return Based on a
Hypothetical Investment in the
Fund

Driehaus Micro Cap Growth Fund
Prakash Vijayan	None

Driehaus Small Cap Growth Fund
Prakash Vijayan	$10,001-$50,000

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

For more information, please call the Driehaus Mutual Funds at 1-800-560-6111.